UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519
Eaton Vance Tax Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 111.7%

Security	Shares	Value
Chemicals — 1.3%
BASF AG	50,000	$6,470,120
		$6,470,120
Commercial Banks — 4.1%
Bank of Nova Scotia	200,000	$9,304,000
Danske Bank A/S	250,000	10,534,036
		$19,838,036
Commercial Services & Supplies — 0.2%
Biffa PLC (1)	200,000	$999,774
		$999,774
Computer Peripherals — 2.3%
International Business Machines Corp.	100,000	$11,065,000
		$11,065,000
Diversified Financial Services — 8.0%
Bank of America Corp.	300,000	$14,226,000
Citigroup, Inc.	300,000	13,971,000
JPMorgan Chase & Co.	250,000	11,002,500
		$39,199,500
Diversified Telecommunication Services — 5.5%
AT&T, Inc.	350,000	$13,706,000
BT Group PLC	1,000,000	6,400,957
Telefonos de Mexico SA ADR	200,000	6,834,000
		$26,940,957
Electric Utilities — 9.4%
Edison International	100,000	$5,289,000
Entergy Corp.	125,000	12,495,000
Exelon Corp.	200,000	14,030,000
Fortum Oyj	150,000	4,841,480
Iberdrola SA	163,293	9,174,810
		$45,830,290
Energy Equipment & Services — 2.2%
Halliburton Co.	300,000	$10,806,000
		$10,806,000
Food Products — 2.5%
Kraft Foods, Inc., Class A	69,202	$2,266,365
Nestle SA ADR	100,000	9,660,130
		$11,926,495

Hotels, Restaurants & Leisure — 1.8%
InterContinental Hotels Group PLC	377,679	$8,598,979
		$8,598,979
Household Products — 1.2%
Kimberly-Clark de Mexico SA de CV	1,500,000	$5,936,115
		$5,936,115
Insurance — 2.0%
Fidelity National Financial, Inc., Class A	1	$21
Progressive Corp.	475,000	9,965,500
		$9,965,521
Machinery — 1.6%
Caterpillar, Inc.	100,000	$7,880,000
		$7,880,000
Metals & Mining — 19.4%
Anglo American PLC, ADR	227,500	$6,672,575
BHP Billiton, Ltd. ADR	250,000	15,945,000
Freeport-McMoRan Copper & Gold, Inc., Class B	275,250	25,867,995
Mittal Steel Co. NV, Class A	150,000	9,153,000
Rio Tinto PLC ADR	50,000	14,456,000
Southern Copper Corp.	200,000	22,542,000
		$94,636,570
Multiline Retail — 1.4%
J.C. Penney Company, Inc.	100,000	$6,804,000
		$6,804,000
Multi-Utilities — 7.4%
Dominion Resources, Inc.	150,000	$12,633,000
United Utilities PLC	500,000	6,797,562
Veolia Environnement	225,000	16,726,481
		$36,157,043
Oil, Gas & Consumable Fuels — 29.5%
BP PLC ADR	100,000	$6,940,000
ChevronTexaco Corp.	200,000	17,052,000
ConocoPhillips	200,000	16,168,000
Enbridge, Inc.	400,000	14,160,000
Exxon Mobil Corp.	100,000	8,513,000
Occidental Petroleum Corp.	300,000	17,016,000
Peabody Energy Corp.	100,000	4,226,000
Statoil ASA	500,000	14,795,224
Suncor Energy, Inc.	175,000	15,832,250
Total SA ADR	200,000	15,722,000
Valero Energy Corp.	200,000	13,402,000
		$143,826,474

Pharmaceuticals — 2.6%
AstraZeneca PLC ADR	100,000	$5,183,000
GlaxoSmithKline PLC ADR	150,000	7,662,000
		$12,845,000
Real Estate Investment Trusts (REITs) — 5.3%
AvalonBay Communities, Inc.	25,000	$2,699,250
Boston Properties, Inc.	25,000	2,362,250
Federal Realty Investment Trust	50,000	3,757,000
Plum Creek Timber Co., Inc.	175,000	6,800,500
Public Storage, Inc.	75,000	5,256,750
Rayonier, Inc.	112,500	4,763,250
		$25,639,000
Textiles, Apparel & Luxury Goods — 1.8%
VF Corp.	100,000	$8,579,000
		$8,579,000
Tobacco — 1.4%
Altria Group, Inc.	100,000	$6,647,000
		$6,647,000
Water Utilities — 0.8%
Severn Trent PLC	150,000	$3,895,090
		$3,895,090
Total Common Stocks (identified cost $343,639,024)		$544,485,964

Preferred Stocks — 16.0%

Security	Shares	Value
Commercial Banks — 9.4%
Abbey National Capital Trust I, 8.963% (2)(3)	20,000	$2,527,580
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	950	1,014,719
Barclays Bank PLC, 8.55% (2)(4)	55,000	6,154,373
BNP Paribas Capital Trust, 9.003% (2)(3)(4)	105,000	11,627,290
CA Preferred Fund Trust, 7.00% (2)	55,000	5,310,069
Den Norske Bank, 7.729% (2)(3)(4)	36,000	3,850,870
Deutsche Bank Contingent Capital Trust II, 6.55%	25,000	610,000
First Republic Bank, 6.70%	15,000	375,750
HBOS PLC, 6.657% (2)(3)(4)	14,000	1,293,523
HSBC Capital Funding LP, 9.547% (2)(3)(4)	70,000	7,804,300
Lloyds TSB Bank PLC, 6.90% (2)	40,000	3,974,036
Standard Chartered PLC, 7.014% (2)(4)	8,000	730,737
US Bancorp, Series B, 5.96% (3)	15,000	389,250
		$45,662,497

Diversified Financial Services — 0.4%
ING Group NV, 6.125%	35,000	$803,600
ING Group NV, 7.20%	23,000	580,750
Santander Finance Unipersonal (4)	28,500	715,173
		$2,099,523
Food Products — 0.4%
Dairy Farmers of America, 7.875% (4)	18,500	$1,882,954
		$1,882,954
Gas Utilities — 0.6%
Southern Union Co., 7.55%	123,300	$3,114,558
		$3,114,558
Insurance — 3.8%
Aegon NV, 6.375%	95,000	$2,255,300
Arch Capital Group, Ltd., Series B, 7.875%	15,000	386,250
AXA SA, 6.463% (2)(3)(4)	24,000	2,164,762
AXA, 7.10% (2)	31,000	3,073,935
Endurance Specialty Holdings, Ltd., 7.75%	14,750	383,795
MetLife, Inc., 6.50%	120,000	2,997,600
PartnerRe, Ltd., 6.50%	20,000	460,000
Prudential PLC, 6.50% (2)	18,000	1,701,302
RenaissanceRe Holdings, Ltd., 6.08%	113,000	2,350,400
Zurich Regcaps Fund Trust V, 6.07% (3)(4)	2,500	2,550,000
		$18,323,344
Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan GP, Inc., 8.33% (3)	5,000	$5,000,000
		$5,000,000
Thrifts & Mortgage Finance — 0.4%
Federal Home Loan Mortgage Corp., Series S, 5.86% (3)	2,500	$130,000
Indymac Bank FSB, 8.50%	75,000	1,617,188
		$1,747,188
Total Preferred Stocks (identified cost $79,928,376)		$77,830,064

Other Issues — 0.0%

Security	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares (1)(2)	150,000	$0
Kelda Group PLC, Deferred Shares (1)(2)	700,000	0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (5)	11,877	$11,877,237
Total Short-Term Investments (identified cost, $11,877,237)		$11,877,237
Total Investments — 130.1% (identified cost $435,444,637)		$634,193,265
Other Assets, Less Liabilities — (0.3)%		$(1,488,736)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (29.8)%		$(145,087,556)
Net Assets — 100.0%		$487,616,973

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2007.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $39,788,701 or 8.2% of the Fund’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $161,398.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	59.0%	$374,200,321
United Kingdom	12.8%	81,459,908
Canada	6.2%	39,296,250
France	6.0%	37,687,178
Norway	2.9%	18,646,094
Australia	2.5%	15,945,000
Netherlands	2.0%	12,792,650
Mexico	2.0%	12,770,115
Denmark	1.7%	10,534,036
Spain	1.6%	9,889,983
Switzerland	1.5%	9,660,130
Germany	1.0%	6,470,120
Finland	0.8%	4,841,480
Total	100.0%	$634,193,265

The Fund did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$435,676,879
Gross unrealized appreciation	$208,238,764
Gross unrealized depreciation	(9,722,378)
Net unrealized appreciation	$198,516,386

The net unrealized appreciation on foreign currency as of July 31, 2007 was $19,077.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 20, 2007